UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1810
                                                      --------

                             Oppenheimer Global Fund
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                    SHARES          VALUE
                                                                 -----------   ---------------
COMMON STOCKS--98.9%

CONSUMER DISCRETIONARY--18.0%

AUTOMOBILES--2.5%
Bayerische Motoren Werke (BMW) AG                                  2,840,850   $   136,643,838
Porsche Automobil Holding                                            660,590       101,625,231
Toyota Motor Corp.                                                 2,048,812        96,371,719
                                                                               ---------------
                                                                                   334,640,788
HOTELS, RESTAURANTS & LEISURE--2.6%
Aristocrat Leisure Ltd.                                            1,845,743        11,359,725
Carnival Corp.                                                     4,660,832       153,621,023
International Game Technology                                      1,842,161        46,017,182
McDonald's Corp.                                                   2,501,800       140,651,196
Shuffle Master, Inc.(1)                                            1,300,000         6,422,000
                                                                               ---------------
                                                                                   358,071,126
HOUSEHOLD DURABLES--1.7%
Sony Corp.                                                         5,354,428       230,054,155
LEISURE EQUIPMENT & PRODUCTS--0.1%
Sega Sammy Holdings, Inc.                                          2,342,200        20,425,457
MEDIA--4.0%
Dish TV India Ltd.(1)                                             10,934,339         7,636,883
Grupo Televisa SA, Sponsored GDR                                   6,943,888       164,014,635
Sirius Satellite Radio, Inc.(1)                                   42,077,323        80,788,460
Walt Disney Co. (The)                                              5,406,100       168,670,320
Wire & Wireless India Ltd.(1)                                      9,886,622         4,940,439
WPP Group plc                                                      6,241,370        60,200,845
Zee Entertainment Enterprises Ltd.                                11,679,184        54,290,222
                                                                               ---------------
                                                                                   540,541,804
SPECIALTY RETAIL--4.0%
Hennes & Mauritz AB, Cl. B                                         4,882,706       263,542,227
Industria de Diseno Textil SA                                      2,755,000       126,918,947
Tiffany & Co.                                                      3,598,078       146,621,679
                                                                               ---------------
                                                                                   537,082,853
TEXTILES, APPAREL & LUXURY GOODS--3.1%
Bulgari SpA                                                        7,237,700        72,845,968
Burberry Group plc                                                 6,030,519        54,144,067
LVMH Moet Hennessey Louis Vuitton                                  2,130,510       222,046,033
Tod's SpA                                                          1,208,504        66,386,473
                                                                               ---------------
                                                                                   415,422,541
CONSUMER STAPLES--8.7%

BEVERAGES--2.5%
Diageo plc                                                         4,217,529        77,621,687
Dr. Pepper Snapple Group, Inc.(1)                                  1,699,797        35,661,741
Fomento Economico Mexicano SA de CV, UBD                          33,465,438       152,317,699
Grupo Modelo SA de CV, Series C                                   14,222,376        72,386,820
                                                                               ---------------
                                                                                   337,987,947
FOOD & STAPLES RETAILING--2.8%
Seven & I Holdings Co. Ltd.                                        1,937,863        55,297,122
Tesco plc                                                         18,027,540       132,607,719


                           1 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                    SHARES          VALUE
                                                                 -----------   ---------------
FOOD & STAPLES RETAILING CONTINUED
Wal-Mart Stores, Inc.                                              3,363,500   $   189,028,700
                                                                               ---------------
                                                                                   376,933,541
FOOD PRODUCTS--0.8%
Cadbury plc                                                        9,065,584       113,754,869
                                                                               ---------------
HOUSEHOLD PRODUCTS--2.6%
Colgate-Palmolive Co.                                              1,503,000       103,857,300
Hindustan Unilever Ltd.                                           18,225,796        87,750,695
Reckitt Benckiser Group plc                                        3,040,309       154,119,837
                                                                               ---------------
                                                                                   345,727,832
ENERGY--6.7%

ENERGY EQUIPMENT & SERVICES--3.2%
Technip SA                                                         2,209,140       203,115,022
Transocean, Inc.                                                   1,530,558       233,241,734
                                                                               ---------------
                                                                                   436,356,756
OIL, GAS & CONSUMABLE FUELS--3.5%
BP plc, ADR                                                        1,980,458       137,780,463
Husky Energy, Inc.                                                 4,574,366       219,006,127
Total SA                                                           1,288,222       109,931,090
                                                                               ---------------
                                                                                   466,717,680
FINANCIALS--12.8%

CAPITAL MARKETS--1.8%
3i Group plc                                                       3,814,890        62,329,019
Credit Suisse Group AG                                             4,101,598       186,105,435
                                                                               ---------------
                                                                                   248,434,454
COMMERCIAL BANKS--4.2%
HSBC Holdings plc                                                  9,967,950       154,557,717
ICICI Bank Ltd., Sponsored ADR(1)                                  1,078,400        31,014,784
Royal Bank of Scotland Group plc (The)                            34,816,327       148,493,698
Societe Generale, Cl. A                                            1,147,763        98,809,933
Sumitomo Mitsui Financial Group, Inc.                                 18,207       137,000,452
                                                                               ---------------
                                                                                   569,876,584
DIVERSIFIED FINANCIAL SERVICES--1.5%
Citigroup, Inc.                                                    4,470,700        74,928,932
Investor AB, B Shares                                              5,855,746       122,900,298
                                                                               ---------------
                                                                                   197,829,230
INSURANCE--5.3%
ACE Ltd.                                                           1,416,451        78,032,286
AFLAC, Inc.                                                        2,141,000       134,454,800
Allianz SE                                                         1,059,411       186,498,636
American International Group, Inc.                                 4,845,659       128,216,137
Prudential plc                                                     9,982,289       105,976,696
Sony Financial Holdings, Inc.                                          9,281        37,321,533
XL Capital Ltd., Cl. A                                             1,935,500        39,793,880
                                                                               ---------------
                                                                                   710,293,968
HEALTH CARE--7.1%

BIOTECHNOLOGY--1.6%
Acadia Pharmaceuticals, Inc.(1)                                    1,335,500         4,927,995


                           2 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                    SHARES          VALUE
                                                                 -----------   ---------------
BIOTECHNOLOGY CONTINUED

Basilea Pharmaceutica AG(1)                                           96,437   $    15,708,597
Gilead Sciences, Inc.(1)                                           2,005,504       106,191,437
InterMune, Inc.(1)                                                 1,214,900        15,939,488
NicOx SA(1)                                                          949,512        13,497,705
Regeneron Pharmaceuticals, Inc.(1)                                   801,562        11,574,555
Seattle Genetics, Inc.(1)                                          2,258,068        19,103,255
Theravance, Inc.(1)                                                1,996,345        23,696,615
                                                                               ---------------
                                                                                   210,639,647
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Smith & Nephew plc                                                 6,182,377        67,899,715
Swiss Medical SA(1,2,3)                                              960,000        18,168,084
                                                                               ---------------
                                                                                    86,067,799
HEALTH CARE PROVIDERS & SERVICES--0.6%
Aetna, Inc.                                                        1,231,200        49,900,536
WellPoint, Inc.(1)                                                   741,365        35,333,456
                                                                               ---------------
                                                                                    85,233,992
PHARMACEUTICALS--4.3%
Chugai Pharmaceutical Co. Ltd.                                     2,605,182        41,683,893
Roche Holding AG                                                   1,533,907       275,245,563
Sanofi-Aventis SA                                                  1,876,613       124,843,049
Shionogi & Co. Ltd.                                                6,763,380       133,439,573
                                                                               ---------------
                                                                                   575,212,078
INDUSTRIALS--13.5%

AEROSPACE & DEFENSE--3.9%
Boeing Co.                                                           938,584        61,683,740
Empresa Brasileira de Aeronautica SA, ADR                          3,347,596        88,711,294
European Aeronautic Defense & Space Co.                            5,747,128       107,866,591
Lockheed Martin Corp.                                                911,610        89,939,443
Northrop Grumman Corp.                                             1,168,600        78,179,340
Raytheon Co.                                                       1,780,784       100,222,524
                                                                               ---------------
                                                                                   526,602,932
AIR FREIGHT & LOGISTICS--1.0%
TNT NV                                                             3,005,600       102,090,712
United Parcel Service, Inc., Cl. B                                   584,113        35,905,426
                                                                               ---------------
                                                                                   137,996,138
BUILDING PRODUCTS--1.0%
Assa Abloy AB, Cl. B                                               9,653,371       139,852,821
                                                                               ---------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Experian Group Ltd.                                                4,491,165        33,191,208
Secom Co. Ltd.                                                     1,499,900        72,886,792
                                                                               ---------------
                                                                                   106,078,000
ELECTRICAL EQUIPMENT--1.7%
Emerson Electric Co.                                               3,322,320       164,288,724
Mitsubishi Electric Corp.                                          6,538,000        70,499,694
                                                                               ---------------
                                                                                   234,788,418


                           3 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                    SHARES          VALUE
                                                                 -----------   ---------------
INDUSTRIAL CONGLOMERATES--4.7%
3M Co.                                                             2,087,000   $   145,234,330
Koninklijke (Royal) Philips Electronics NV                         5,266,921       177,855,167
Siemens AG                                                         2,786,387       307,619,511
                                                                               ---------------
                                                                                   630,709,008
MACHINERY--0.4%
Fanuc Ltd.                                                           486,100        47,472,402
INFORMATION TECHNOLOGY--26.6%

COMMUNICATIONS EQUIPMENT--6.5%
Corning, Inc.                                                      7,294,898       168,147,399
Juniper Networks, Inc.(1)                                          9,202,992       204,122,363
Tandberg ASA                                                       4,558,762        74,738,205
Telefonaktiebolaget LM Ericsson, B Shares                         41,585,207       429,130,501
                                                                               ---------------
                                                                                   876,138,468
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
Hoya Corp.                                                         3,827,716        88,496,895
Keyence Corp.                                                        377,551        89,921,032
Kyocera Corp.                                                        750,900        70,716,203
Murata Manufacturing Co. Ltd.                                      2,319,204       110,007,172
Nidec Corp.                                                          642,308        42,766,093
                                                                               ---------------
                                                                                   401,907,395
INTERNET SOFTWARE & SERVICES--1.7%
eBay, Inc.(1)                                                      8,264,808       225,877,203
                                                                               ---------------
IT SERVICES--2.7%
Automatic Data Processing, Inc.                                    4,422,400       185,298,560
Infosys Technologies Ltd.                                          4,480,393       180,861,047
                                                                               ---------------
                                                                                   366,159,607
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.5%
Altera Corp.                                                       5,381,718       111,401,563
Cree, Inc.(1)                                                      3,190,968        72,785,980
Linear Technology Corp.                                            2,225,030        72,469,227
Maxim Integrated Products, Inc.                                    4,964,155       104,991,878
MediaTek, Inc.                                                    11,449,615       132,025,343
Taiwan Semiconductor Manufacturing Co. Ltd.(1)                    51,756,973       110,835,939
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)                4,256,372        46,437,019
Xilinx, Inc.                                                       3,595,800        90,793,950
                                                                               ---------------
                                                                                   741,740,899
SOFTWARE--7.2%
Adobe Systems, Inc.(1)                                             4,932,454       194,289,363
Enix Corp.                                                         2,500,000        73,927,579
Intuit, Inc.(1)                                                    6,183,400       170,476,338
Microsoft Corp.                                                    8,136,702       223,840,672
Nintendo Co. Ltd.                                                    174,500        98,437,162
SAP AG                                                             4,090,629       213,438,683
                                                                               ---------------
                                                                                   974,409,797
TELECOMMUNICATION SERVICES--4.1%

WIRELESS TELECOMMUNICATION SERVICES--4.1%
KDDI Corp.                                                            24,477       151,216,387


                           4 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                    SHARES          VALUE
                                                                 -----------   ---------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
SK Telecom Co. Ltd., ADR                                           5,524,136   $   114,736,305
Vodafone Group plc                                                96,016,569       282,910,655
                                                                               ---------------
                                                                                   548,863,347
UTILITIES--1.4%

ELECTRIC UTILITIES--1.4%
Fortum Oyj                                                         3,753,300       190,637,431
                                                                               ---------------
Total Common Stocks (Cost $10,929,082,087)                                      13,346,538,967
PREFERRED STOCKS--0.9%
Bayerische Motoren Werke (BMW) AG, Preference                        895,898        35,294,877
Companhia de Bebidas das Americas ADR, Preference                  1,397,610        88,538,587
                                                                               ---------------
Total Preferred Stocks (Cost $62,875,481)                                          123,833,464

                                                                  PRINCIPAL
                                                                    AMOUNT
                                                                 -----------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15 (Cost $12,254,000)   $12,254,000         8,792,245
TOTAL INVESTMENTS, AT VALUE (Cost $11,004,211,568)                      99.9%   13,479,164,676
                                                                 -----------   ---------------
OTHER ASSETS NET OF LIABILITIES                                          0.1        14,544,904
                                                                 -----------   ---------------
NET ASSETS                                                             100.0%  $13,493,709,580
                                                                 ===========   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.   Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2008 was $18,168,084, which represents 0.13% of the Fund's net assets, all of which is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                     ACQUISITION                                  UNREALIZED
SECURITY                DATES            COST         VALUE      DEPRECIATION
----------------   ---------------   -----------   -----------   ------------
Swiss Medical SA   5/16/94-7/10/02   $30,390,000   $18,168,084    $12,221,916

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES             GROSS           GROSS           SHARES
                                                     SEPTEMBER 30, 2007     ADDITIONS       REDUCTIONS    JUNE 30, 2008
                                                     ------------------   -------------   -------------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E      34,066,752        1,005,110,991   1,039,177,743           --
Swiss Medical SA                                           960,000                   --              --      960,000

                                                                   DIVIDEND
                                                        VALUE       INCOME
                                                     -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $        --   $956,570
Swiss Medical SA                                      18,168,084         --
                                                     -----------   --------
                                                     $18,168,084   $956,570
                                                     ===========   ========

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS             VALUE        PERCENT
-------------------        ---------------   -------
United States              $ 4,184,347,075     31.0%
Japan                        1,667,941,315     12.4
United Kingdom               1,552,396,987     11.5
Germany                        981,120,776      7.3


                           5 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Sweden                         955,425,847      7.1
France                         880,109,423      6.5
Switzerland                    477,059,595      3.5
Mexico                         388,719,154      2.9
India                          366,494,070      2.7
Cayman Islands                 351,067,900      2.6
Taiwan                         289,298,301      2.2
The Netherlands                279,945,879      2.1
Canada                         219,006,127      1.6
Finland                        190,637,431      1.4
Brazil                         177,249,881      1.3
Italy                          139,232,441      1.0
Spain                          126,918,947      0.9
Korea, Republic of South       114,736,305      0.9
Norway                          74,738,205      0.6
Jersey, Channel Islands         33,191,208      0.3
Argentina                       18,168,084      0.1
Australia                       11,359,725      0.1
                           ---------------    -----
Total                      $13,479,164,676    100.0%
                           ===============    =====

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                      CONTRACT
                               BUY/    AMOUNT    EXPIRATION                  UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION           SELL    (000S)       DATE         VALUE      APPRECIATION   DEPRECIATION
--------------------           ----   --------   ----------   -----------   ------------   ------------
British Pound Sterling (GBP)   Sell   5,124GBP     7/1/08     $10,205,717      $   --        $19,335
British Pound Sterling (GBP)    Buy   2,163GBP     7/1/08       4,307,507       8,204             --
                                                                               ------        -------
Total unrealized appreciation and depreciation                                 $8,204        $19,335
                                                                               ======        =======

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.


                           6 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already


                           7 | OPPENHEIMER GLOBAL FUND

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $11,040,334,253
Federal tax cost of other investments         7,324,589
                                        ---------------
Total federal tax cost                  $11,047,658,842
                                        ===============
Gross unrealized appreciation           $ 3,542,135,424
Gross unrealized depreciation            (1,101,364,899)
                                        ---------------
Net unrealized appreciation             $ 2,440,770,525
                                        ===============


                           8 | OPPENHEIMER GLOBAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By:   /s/ John  V. Murphy
      ----------------------------
      John  V. Murphy
      Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John  V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 08/07/2008

By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 08/07/2008